Net investment in lease (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Net Investment In Lease

	2023	2022
Undiscounted lease receivable	$2,706.5	$1,724.4
Unearned interest income	(1,277.7)	(816.0)
Net investment in lease	$1,428.8	$908.4

	2023	2022
Net investment in lease	$1,428.8	$908.4
Current portion of net investment in lease	(33.7)	(21.0)
Long-term portion of net investment in lease	$1,395.1	$887.4

Schedule of Minimum Lease Receivable from Direct Financing Leases	At December 31, 2023, the minimum lease receivable from direct financing leases are as follows:

2024	$152.0
2025	151.6
2026	151.6
2027	151.6
2028	152.0
Thereafter	1,947.7
$2,706.5